Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 97.0%
Australia — 5.4%
1,775
BHP Group, Ltd. .................. $ 53,360
82,050
BlueScope Steel, Ltd. ............... 1,129,240
91,342
Fortescue Metals Group, Ltd. ......... 1,355,398
392,550
Pilbara Minerals, Ltd. ............... 1,290,180
262,500
Qantas Airways, Ltd.(a) ............. 1,087,831
94,875
Santos, Ltd. ...................... 474,706
29,275
Sonic Healthcare, Ltd. .............. 696,208
115,150
Suncorp Group, Ltd. ................ 1,034,648
10,025
Vicinity Centres ................... 12,346
7,133,917
Austria — 1.9%
17,375
ANDRITZ AG .................... 969,001
34,475
Erste Group Bank AG ............... 1,209,310
9,050
OMV AG ....................... 384,283
2,562,594
Belgium — 0.9%
10,525
Solvay SA ....................... 1,176,905
Bermuda — 0.9%
24,200
Jardine Matheson Holdings, Ltd. ....... 1,227,187
Denmark — 1.9%
7,775
Carlsberg AS, Class B .............. 1,245,020
14,300
Pandora A/S ...................... 1,278,158
2,523,178
Finland — 1.5%
47,675
Fortum OYJ ...................... 638,010
124,650
Nordea Bank Abp .................. 1,357,806
1,995,816
France — 13.0%
17,675
Amundi SA(b) .................... 1,044,216
34,950
AXA SA ........................ 1,032,819
4,750
BNP Paribas SA ................... 299,753
3,350
Capgemini SE .................... 634,298
7,625
Cie de Saint-Gobain ................ 464,259
37,375
Credit Agricole SA ................. 443,786
4,175
Dassault Aviation SA ............... 836,466
11,175
Eiffage SA ....................... 1,166,766
86,800
Engie SA ........................ 1,445,473
10,400
Ipsen SA ........................ 1,251,913
2,275
LVMH Moet Hennessy Louis Vuitton SE . 2,145,125
108,225
Orange SA ...................... 1,264,765
17,025
Publicis Groupe SA ................ 1,366,363
30,075
Renault SA ...................... 1,268,972
20,300
Sanofi .......................... 2,185,412
4,175
Sodexo SA ...................... 459,740
17,310,126
Germany — 7.8%
14,025
Bayerische Motoren Werke AG ........ 1,725,174
93,675
Deutsche Lufthansa AG(a) ........... 960,501
81,475
Deutsche Telekom AG .............. 1,777,664
108,975
E.ON SE ........................ 1,392,091
Shares Fair Value
COMMON STOCKS
— (continued)
Germany — (continued)
41,150
Fresenius SE & Co. KGaA ........... $ 1,141,368
18,400
Heidelberg Materials AG ............ 1,513,190
16,325
Infineon Technologies AG ............ 672,300
14,850
Mercedes-Benz Group AG ........... 1,195,296
10,377,584
Israel — 1.8%
9,500
Check Point Software Technologies, Ltd.(a) 1,193,390
158,400
Teva Pharmaceutical Industries, Ltd.,
ADR(a) ..................... 1,192,752
2,386,142
Italy — 3.4%
71,950
Assicurazioni Generali SpA .......... 1,463,173
506,675
Intesa Sanpaolo SpA ............... 1,328,375
77,750
UniCredit SpA .................... 1,807,966
4,599,514
Japan — 20.5%
86,800
Astellas Pharma, Inc. ............... 1,292,667
105,900
Chubu Electric Power Co., Inc. ........ 1,291,927
32,500
Daiwa House Industry Co., Ltd. ........ 858,714
9,400
Inpex Corp. ...................... 103,273
45,800
ITOCHU Corp. ................... 1,819,247
66,000
Japan Tobacco, Inc. ................ 1,445,795
96,200
Kansai Electric Power Co., Inc. (The) .... 1,206,964
83,700
Marubeni Corp. ................... 1,426,584
36,000
Mitsubishi Corp. .................. 1,740,489
212,500
Mitsubishi HC Capital, Inc. ........... 1,261,699
43,300
Mitsui & Co., Ltd. ................. 1,638,811
39,100
Mitsui OSK Lines, Ltd. ............. 940,712
25,600
MS&AD Insurance Group Holdings, Inc. . 906,555
139,300
Obayashi Corp. ................... 1,204,714
53,200
Ono Pharmaceutical Co., Ltd. ......... 959,910
31,800
Otsuka Holdings Co., Ltd. ............ 1,166,477
113,600
Panasonic Holdings Corp. ............ 1,392,955
76,000
Renesas Electronics Corp.(a) .......... 1,434,296
54,600
SBI Holdings, Inc. ................. 1,053,013
8,700
Shimadzu Corp. ................... 268,905
27,900
Shionogi & Co., Ltd. ............... 1,176,807
67,200
Sumitomo Corp. .................. 1,425,646
24,000
Toyota Tsusho Corp. ................ 1,199,427
27,215,587
Luxembourg — 0.1%
6,100
ArcelorMittal SA .................. 166,433
Netherlands — 7.2%
74,075
ABN AMRO Bank NV(b) ............ 1,151,366
18,200
AerCap Holdings NV(a) ............. 1,156,064
1,875
EXOR NV ....................... 167,390
14,175
Heineken Holding NV .............. 1,233,538
15,700
Koninklijke Ahold Delhaize NV ....... 535,261
34,250
NN Group NV .................... 1,267,855
22,375
Randstad NV ..................... 1,180,051
84,500
Stellantis NV ..................... 1,485,577

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Netherlands — (continued)
26,775
STMicroelectronics NV ............. $ 1,335,361
9,512,463
Norway — 1.6%
51,375
DNB Bank ASA ................... 960,749
188,725
Norsk Hydro ASA ................. 1,125,039
2,085,788
Singapore — 1.0%
251,300
Singapore Airlines, Ltd. ............. 1,331,395
Spain — 3.7%
218,575
Banco Bilbao Vizcaya Argentaria SA .... 1,679,247
309,275
CaixaBank SA .................... 1,281,115
18,650
Industria de Diseno Textil SA ......... 723,392
79,525
Repsol SA ....................... 1,156,611
4,840,365
Sweden — 3.4%
40,125
Essity AB, Class B ................. 1,068,596
123,250
Securitas AB, Class B ............... 1,012,345
140,459
Svenska Handelsbanken AB, Class A .... 1,175,958
70,400
Swedbank AB, Class A .............. 1,188,079
4,444,978
Switzerland — 8.4%
39,325
Coca-Cola HBC AG ................ 1,173,060
23,325
Holcim AG ...................... 1,572,274
21,375
Logitech International SA ............ 1,275,770
30,450
Novartis AG ...................... 3,069,952
750
Roche Holding AG ................. 229,102
20,200
Swatch Group AG (The) ............. 1,110,900
14,025
Swiss Re AG ..................... 1,413,198
2,000
Swisscom AG .................... 1,248,282
11,092,538
United Kingdom — 12.6%
329,750
BP PLC ......................... 1,919,929
42,475
Burberry Group PLC ............... 1,146,124
20,600
Coca-Cola Europacific Partners PLC .... 1,327,258
6,255
GSK PLC ....................... 110,855
321,525
Haleon PLC ...................... 1,319,690
3,400
Imperial Brands PLC ............... 75,257
8,975
InterContinental Hotels Group PLC ..... 620,411
347,650
J Sainsbury PLC .................. 1,188,434
616,775
JD Sports Fashion PLC .............. 1,145,719
138,325
Phoenix Group Holdings PLC ......... 935,900
23,450
Rio Tinto PLC .................... 1,490,241
631,275
Rolls-Royce Holdings PLC(a) ......... 1,213,943
94,325
Shell PLC ....................... 2,813,874
403,050
Tesco PLC ....................... 1,271,440
193,425
Vodafone Group PLC ............... 182,367
16,761,442
Total Common Stocks
    (Cost $114,398,751) ..............
128,743,952
Shares Fair Value
PREFERRED STOCKS
— 1.1%
Germany — 1.1%
12,450
Bayerische Motoren Werke AG ........ $ 1,418,739
Total Preferred Stocks
    (Cost $971,346) .................
1,418,739
MONEY MARKET FUND
— 1.1%
United States — 1.1%
1,459,039
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(c) ..... 1,459,039
Total Money Market Fund
    (Cost $1,459,039) ................
1,459,039
Total Investments — 99.2%
 (Cost $116,829,136) ...........................
131,621,730
Net Other Assets (Liabilities) — 0.8% ............... 1,110,934
NET ASSETS - 100.0% ........................
$ 132,732,664
(a) Represents non-income producing security.
(b) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Represents the current yield as of report date.
ADR American Depositary Receipt

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Industry
Percentage
of net assets
Aerospace & Defense .......................... 1.5%
Automobiles ................................ 5.4%
Banks ..................................... 10.4%
Beverages .................................. 3.7%
Building Products ............................ 0.4%
Capital Markets .............................. 1.6%
Chemicals .................................. 0.9%
Commercial Services & Supplies .................. 0.8%
Construction & Engineering ..................... 1.8%
Construction Materials ......................... 2.3%
Consumer Staples Distribution & Retail ............. 2.3%
Diversified Telecommunication Services ............ 3.2%
Electric Utilities .............................. 2.4%
Electronic Equipment, Instruments & Components ..... 0.2%
Financial Services ............................ 1.0%
Health Care Providers & Services ................. 1.4%
Hotels, Restaurants & Leisure .................... 0.8%
Household Durables ........................... 1.0%
Household Products ........................... 0.8%
Industrial Conglomerates ....................... 0.9%
Insurance ................................... 6.2%
IT Services ................................. 0.5%
Machinery .................................. 0.7%
Marine Transportation ......................... 0.7%
Media ..................................... 1.0%
Metals & Mining ............................. 5.0%
Money Market Fund ........................... 1.1%
Multi-Utilities ............................... 2.2%
Oil, Gas & Consumable Fuels .................... 5.2%
Passenger Airlines ............................ 2.5%
Personal Care Products ......................... 1.0%
Pharmaceuticals .............................. 9.5%
Professional Services .......................... 0.9%
Real Estate Management & Development ............ 0.6%
Retail REITs ................................ 0.0%*
Semiconductors & Semiconductor Equipment ........ 2.6%
Software ................................... 0.9%
Specialty Retail .............................. 1.4%
Technology Hardware, Storage & Peripherals ......... 1.0%
Textiles, Apparel & Luxury Goods ................. 4.3%
Tobacco ................................... 1.1%
Trading Companies & Distributors ................ 7.9%
Wireless Telecommunication Services .............. 0.1%
99.2%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2023 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
.
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 6,328,503(a) $ 125,293,227 $ — $ 131,621,730
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2023 (Unaudited)
technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.